STATEMENT OF OPERATIONS (Parenthetical) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Apr. 11, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
CONDENSED STATEMENT OF OPERATIONS
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					66,673,530	66,563,478	66,619,951	66,619,951
Temporary Equity, Dividends, Adjustment	$ 2,489,595	$ 2,489,595	$ 0	$ 2,489,595	$ 2,489,595	$ 1,612,947	$ 4,868,674